Annual Fund Operating Expenses - LionShares U.S. Equity Total Return ETF	Aug. 29, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
LionShares U.S. Equity Total Return ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	0.07%

[1]	Based on estimated amounts for current fiscal year.
[2]	LionShares LLC, the Fund’s investment advisor, has contractually agreed to waive a portion of its management fee. The fee waiver will remain in effect through at least September 1, 2026, and may be terminated by the Board of Trustees of Advisor Managed Portfolios upon 60 days’ written notice.